Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of property and equipment
(1)    Property and equipment as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
(In millions of won)	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	1,039,323	—	—	1,039,323
Buildings		1,747,445	(888,389)	(450)	858,606
Structures		913,102	(594,098)	(1,601)	317,403
Machinery		36,152,031	(27,761,449)	(14,370)	8,376,212
Other		2,047,405	(1,391,201)	(2,588)	653,616
Right-of-use assets		1,961,346	(489,311)	—	1,472,035
Construction in progress		659,882	—	—	659,882

	￦	44,520,534	(31,124,448)	(19,009)	13,377,077

(In millions of won)	December 31, 2019
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	981,389	—	—	981,389
Buildings		1,715,619	(847,761)	(450)	867,408
Structures		910,049	(561,379)	(1,601)	347,069
Machinery		34,120,057	(26,161,923)	(33,742)	7,924,392
Other		2,079,265	(1,345,074)	(3,125)	731,066
Right-of-use assets		1,665,923	(339,295)	—	1,326,628
Construction in progress		755,508	—	—	755,508

	￦	42,227,810	(29,255,432)	(38,918)	12,933,460

Changes in property and equipment
(2)	Changes in property and equipment for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	2020
	Beginning balance		Acquisition	Disposal	Transfer	Depreciation	Impairment(*1)	Business combination(*2)	Ending balance
Land	￦	981,389	525	(20,415)	37,532	—	—	40,292	1,039,323
Buildings		867,408	3,034	(21,811)	48,160	(55,215)	—	17,030	858,606
Structures		347,069	2,542	(4,417)	9,167	(36,995)	—	37	317,403
Machinery		7,924,392	553,052	(32,369)	2,180,445	(2,419,522)	(1,745)	171,959	8,376,212
Other		731,066	945,499	(6,486)	(817,819)	(203,376)	—	4,732	653,616
Right-of-use assets		1,326,628	736,157	(163,217)	—	(436,231)	—	8,698	1,472,035
Construction in progress		755,508	1,625,218	(16,162)	(1,709,735)	—	—	5,053	659,882

	￦	12,933,460	3,866,027	(264,877)	(252,250)	(3,151,339)	(1,745)	247,801	13,377,077

(*1)	The Group recognized impairment losses for obsolete assets during the year ended December 31, 2020.

(*2)	Includes assets from the acquisition of Broadband Nowon Co., Ltd. and from the merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd., a subsidiary of the Parent Company.

(In millions of won)
	2019
	Beginning balance		Acquisition	Disposal	Transfer	Depreciation	Impairment(*1)	Business Combina -tion(*2)	Disposal of subsidiaries	Ending balance
Land	￦	938,344	3,297	(275)	39,454	—	—	569	—	981,389
Buildings		863,294	8,117	(2,886)	52,775	(54,100)	(450)	658	—	867,408
Structures		356,039	18,246	(48)	10,582	(36,149)	(1,601)	—	—	347,069
Machinery		7,129,154	821,576	(25,595)	2,349,133	(2,316,598)	(33,278)	—	—	7,924,392
Other		847,483	1,443,327	(5,816)	(1,355,232)	(199,106)	(147)	557	—	731,066
Right-of-use assets		890,339	1,141,349	(257,226)	—	(448,817)	—	1,080	(97)	1,326,628
Construction in progress		565,357	1,515,617	(22,338)	(1,303,128)	—	—	—	—	755,508

	￦	11,590,010	4,951,529	(314,184)	(206,416)	(3,054,770)	(35,476)	2,864	(97)	12,933,460

(*1)	The Group recognized impairment losses for obsolete assets during the year ended December 31, 2019.

(*2)	Includes assets from the acquisitions of FSK L&S Co., Ltd. and Incross Co., Ltd.